Expense Example - Calvert Small/Mid-Cap Fund	Dec. 31, 2024 USD ($)
Calvert Small/Mid-Cap Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,380
Calvert Small/Mid-Cap Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,063
Expense Example, with Redemption, 10 Years	2,277
Calvert Small/Mid-Cap Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	635
Expense Example, with Redemption, 3 Years	868
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	$ 2,101